Schedule of Company's Leasing Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Containers, cost	$ 6,483,251	$ 5,744,643
Containers, accumulated depreciation	(1,789,718)	(1,619,591)
Containers, net book value	4,693,533	4,125,052
Containers - Owned Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	6,466,486	5,740,717
Containers, accumulated depreciation	(1,789,023)	(1,619,304)
Containers, net book value	4,677,463	4,121,413
Containers - Managed Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	16,765	3,926
Containers, accumulated depreciation	(695)	(287)
Containers, net book value	$ 16,070	$ 3,639